Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investments in joint ventures and associates [abstract]
Detailed information about investments in associates and joint ventures
	2017			2016
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	402	316	718	321	363	684
Held at fair value through profit or loss	-	447	447	-	484	484
Total	402	763	1,165	321	847	1,168

Summarised financial information associates and joint ventures
	Associates		Joint ventures
	2017	2016	2017	2016
	£m	£m	£m	£m
Profit from continuing operations	117	33	77	64
Other comprehensive expense	-	-	(15)	19
Total comprehensive income from continuing operations	117	33	62	83